Statements Of Changes In Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Other comprehensive income, tax expense (benefit)	$ (9,209)	$ 20,471	$ (11,241)